Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity
Common stock, par value	$ 2.50	$ 2.50
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	34,595,317	34,595,317
Common stock, shares outstanding	34,595,317	34,595,317
Investments:
Amortized cost of fixed maturity securities available-for-sale	$ 44,215	$ 44,132
Cost of equity securities available-for-sale	295	427
Mortgage loans:
Valuation allowances for held-for-investment	61	87
Mortgage loans, at estimated fair value, relating to variable interest entities	9,800	12,730
Accrued investment income relating to variable interest entities	568	559
Liabilities
Long-term debt, at estimated fair value, relating to variable interest entities	3,857	7,568
Other liabilities relating to variable interest entities	5,384	4,503
Variable interest entities
Mortgage loans:
Mortgage loans, at estimated fair value, relating to variable interest entities	3,138	6,840
Accrued investment income relating to variable interest entities	14	31
Liabilities
Long-term debt, at estimated fair value, relating to variable interest entities	3,065	6,773
Other liabilities relating to variable interest entities	$ 14	$ 31